15. COMMITMENTS	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Note 15. COMMITMENTS

The Company is committed to make lease payments for the rental of office space as follows:

2014	$80,387
2015	277,331
2016	200,387
2017	83,495
$641,600

The Company incurred lease expense of $300,141 (September 30, 2013 – $291,099) for the nine months ended September 30, 2014.